Note 30 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total number of shares issued (in shares)	1,180,536,830	1,180,536,830	1,180,536,830
Key management personnel compensation, short-term employee benefits	$ 33.7	$ 33.7	$ 45.8
Key management personnel compensation, share-based payment	$ 4.8	$ 5.6	$ 4.7
San Faustin S.A. [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares)	713,605,187
Proportion of ownership interest in associate	60.45%
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	0.08%
Units issued, related party transactions (in shares)	468,000	558,000	484,000